Financing Expenses (Income), Net (Tables)	12 Months Ended
Dec. 31, 2023
Financing Expenses (Income) , Net [Abstract]
Schedule of Financing Expenses (Income), Net
	Year ended December 31
	2023	2022	2021

Change in fair value of convertible advance investment (see Note 9)	$(269)	$70	$288
Change in fair value of derivative warrant liability (see Note 8)	(66)	-	-
Amortization of discount and accrued interest relating to straight loan received from commercial banks (see Note 6 and Note 7)	157	102	59
Modification of terms relating to straight loan (see Note 6A1)		-	90
Change in estimation of maturity date of liability to controlling shareholder (see Note 14)	12	-	-
Amortization of discount relating to liability to controlling shareholder (see Note 14)	48	40	-
Interest on bank deposits	(97)	-	-
Exchange rate differences and other finance expenses	(7)	(47)	38
	$(222)	$165	$475